Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenue		$ 3,377,825	$ 3,260,219	$ 3,107,581
Airborne Systems
Revenue from External Customer [Line Items]
Revenue		1,272,075	1,242,286	1,225,678
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue		503,878	408,003	558,658
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue		1,144,789	1,220,917	995,200
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue		341,215	276,029	231,939
Others
Revenue from External Customer [Line Items]
Revenue	[1]	$ 115,868	$ 112,984	$ 96,106

[1]	Mainly non-defense engineering and production services.